Fair value measurements and financial risk management - Gross remaining contractual obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	$ 47,043	$ 12,742
Accrued expenses	57,475	18,016
Other current liabilities	6,568	31,549
Non-controlling interest redemption liability	2,694	2,694
Contingent consideration liability	1,898	32,616
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	47,043	12,742
Accrued expenses	57,475	18,016
Other current liabilities	6,568	31,549
Non-controlling interest redemption liability	2,694	2,694
Contingent consideration liability	1,898	32,616
Gross remaining contractual obligations	115,678	97,617
Liquidity risk | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	47,043	12,742
Accrued expenses	57,475	18,016
Other current liabilities	6,568	31,549
Gross remaining contractual obligations	111,086	62,307
Liquidity risk | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-controlling interest redemption liability	2,694	2,694
Contingent consideration liability	1,898	32,616
Gross remaining contractual obligations	$ 4,592	$ 35,310